Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common stock		Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings (Accumulated deficit)	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 695		$ 214,918	$ (9,423)	$ (7,820)	$ 2,674	$ 1,440	$ 202,484
Balance (in Shares) at Dec. 31, 2018	49,982,004
Stock-based compensation			666				75	741
Employee stock options exercised (cash and cashless)		[1]	78					78
Employee stock options exercised (cash and cashless) (in Shares)	22,584
Distribution of dividend							(66)	(66)
Other comprehensive income (loss)					4,775		38	4,813
Net income						11,995	47	12,042
Balance at Jun. 30, 2019	$ 695		215,662	(9,423)	(3,045)	14,669	1,534	220,092
Balance (in Shares) at Jun. 30, 2019	50,004,588
Balance at Dec. 31, 2019	$ 697		217,014	(9,423)	(2,381)	17,912	1,679	225,498
Balance (in Shares) at Dec. 31, 2019	50,159,876
Stock-based compensation			1,380				6	1,386
Employee stock options exercised (cash and cashless)	$ 3		2,331					2,334
Employee stock options exercised (cash and cashless) (in Shares)	249,256
Distribution of dividend						(7,049)		(7,049)
Other comprehensive income (loss)					(1,331)			(1,331)
Net income						16,117	103	16,220
Balance at Jun. 30, 2020	$ 700		$ 220,725	$ (9,423)	$ (3,712)	$ 26,980	$ 1,788	$ 237,058
Balance (in Shares) at Jun. 30, 2020	50,409,132

[1]	Represents an amount lower than $1.